Trade accounts receivable (Details1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable
Opening balance	R$ 562,090	R$ 746,819
Balance of acquired company (Note 1.2)	23,737	33,284
Supplement to expected losses, net of reversal	620,667	626,218
Write-offs of provision	(576,755)	(824,583)
Closing balance	R$ 629,739	R$ 581,738